Event (unaudited) subsequent to the date of the independent auditor’s report (Details Narrative) - USD ($)			1 Months Ended
	Feb. 19, 2025	Jan. 27, 2025	Feb. 28, 2025	Dec. 31, 2024	Nov. 19, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 14, 2023	Jan. 09, 2023
Common stock par value						$ 0.000001	$ 0.000001	$ 0.0001	$ 0.0001
Minimum [Member]
Bears interest rate percentage						2.75%
Common Class A [Member]
Common stock par value						$ 0.000001	$ 0.000001
Subsequent Event [Member]
Face value percentage				2.90%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Face value		$ 4,000,000
Face value percentage		91.75%
Share price		$ 0.25
Outstanding aggregate principal value		$ 1,250,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member] | Investor [Member]
Outstanding aggregate principal value		350,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Initial Note [Member]
Face value		$ 1,000
Face value percentage		8.25%
Share price		$ 917.50
Bears interest rate percentage		9.25%
Maturity date		Jul. 27, 2026
Conversion rate		110.00%
Floor share price		$ 0.12
Redeemed outstanding amount rate		118.00%
Placement agent fee percentage		7.50%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Initial Note [Member] | Minimum [Member]
Conversion rate		93.00%
Conversion description		(i) 125% of the Conversion Amount divided by (ii) the Alternate Conversion Price. The “Alternate Conversion Price” equals the lower of (i) the Conversion Price then in effect and (ii) the greater of (A) 93% of the lowest VWAP of the Ordinary Shares during the 10 consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice and (B) the Floor Price.
Redeemed outstanding amount rate		100.00%
Redeemed outstanding amount rate		30.00%
Subsequent Event [Member] | Senior Unsecured Convertible Note [Member]
Proceeds from convertible note	$ 3,016,958.33
Subsequent Event [Member] | Initial Note [Member]
Proceeds from convertible note	500,000
Subsequent Event [Member] | Incremental Note [Member]
Face value	4,000,000
Subsequent Event [Member] | Common Class A [Member]
Face value	$ 3,516,958.33	$ 27,516,958.33
Stock issued during period for service			1,400,000	1,000,000
Share issued price per share			$ 0.63	$ 1.12
Common stock par value			$ 0.000001	$ 0.000001	$ 0.000001